ACQUISITION OF ORKO SILVER CORPORATION/LA PRECIOSA MINERAL INTERESTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition

The total consideration paid for the asset acquisition was as follows (in thousands):

Consideration:
Common shares issued (1,310,043 at $22.90)	$30,000
Cash	30,000
Transaction advisory fees and other acquisition costs	1,224

Total purchase price	61,224
Current liabilities	80
Deferred income taxes	32,540

Total liabilities assumed	32,620

Total consideration	$93,844

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

Total consideration paid for the asset acquisition (in thousands):

Common shares issued (11,572,918 at $14.98)	$173,363
Cash	99,059
Warrants (1,588,768 valued at $3.64 per warrant)	5,777
Transaction advisory fees and other acquisition costs	17,642

Total purchase price	295,841
Current liabilities	2,616
Deferred income taxes	114,339

Total liabilities assumed	116,955

Total Consideration	$412,796

The following summarizes the estimated fair value of the assets acquired on December 21, 2012 (in thousands):

Fair value of assets acquired:
Cash	$42
Other current assets	353
Mineral interests (Note 13)	93,429
Other assets	20

Total assets acquired	$93,844

Schedule of Assets Acquired Through Business Combination at Fair Value	Estimated fair value of the assets acquired (in thousands):

Cash	$3,487
Other current assets	635
Mineral interests	408,352
Other assets	322

Total assets acquired	$412,796